GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
SCHEDULE OF GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 were as follows:

Goodwill
US$

Balance as of January 1, 2021	19,618,594
Goodwill upon disposal	(389,066)
Balance as of December 31, 2021 and January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022	27,001,383